Pension and Other Postretirement Benefits (Multiemployer Pension and Postretirement Benefit Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Dec. 31, 2015
Pension Plan [Member]
Multiemployer Plans [Line Items]
Company Contributions	$ 80	$ 60		$ 50
Pension Plan [Member] | AFTRA Retirement Plan [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	136414972
Pension plan number	001
Pension Protection Act	Green	Green
Company Contributions	$ 6	$ 6		5
Multiemployer Plan for which the company contributed more than 5% of total contributions			true
Pension Plan [Member] | AFTRA Retirement Plan [Member] | Minimum [Member]
Multiemployer Plans [Line Items]
Expiration date of collective bargaining agreement	Jun. 30, 2018
Pension Plan [Member] | AFTRA Retirement Plan [Member] | Maximum [Member]
Multiemployer Plans [Line Items]
Expiration date of collective bargaining agreement	Dec. 31, 2020
Pension Plan [Member] | Directors Guild Of America Producer [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	952892780
Pension plan number	001
Pension Protection Act	Green	Green
Company Contributions	$ 8	$ 6		6
Expiration date of collective bargaining agreement	Jun. 30, 2020
Pension Plan [Member] | Producer Writers Guild Of America [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	952216351
Pension plan number	001
Pension Protection Act	Green	Green
Company Contributions	$ 15	$ 12		11
Expiration date of collective bargaining agreement	May 01, 2020
Pension Plan [Member] | Screen Actors Guild Producers [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	952110997
Pension plan number	001
Pension Protection Act	Green	Green
Company Contributions	$ 22	$ 11		9
Expiration date of collective bargaining agreement	Jun. 30, 2020
Pension Plan [Member] | Motion Picture Industry [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	951810805
Pension plan number	001
Pension Protection Act	Green	Green
Company Contributions	$ 14	$ 11		10
Pension Plan [Member] | Motion Picture Industry [Member] | Minimum [Member]
Multiemployer Plans [Line Items]
Expiration date of collective bargaining agreement	May 15, 2018
Pension Plan [Member] | Motion Picture Industry [Member] | Maximum [Member]
Multiemployer Plans [Line Items]
Expiration date of collective bargaining agreement	Jun. 30, 2020
Pension Plan [Member] | I.A.T.S.E. Local No. 33 Pension Trust Fund [Member]
Multiemployer Plans [Line Items]
Entity tax identification number	956377503
Pension plan number	001
Pension Protection Act	Green	Green
Company Contributions	$ 10	$ 9		8
Expiration date of collective bargaining agreement	Dec. 31, 2019
Multiemployer Plan for which the company contributed more than 5% of total contributions		true
Pension Plan [Member] | Multiemployer Plan, Individually Insignificant Multiemployer Plans [Member]
Multiemployer Plans [Line Items]
Company Contributions	$ 5	$ 5		1
Postretirement Benefit Healthcare [Member]
Multiemployer Plans [Line Items]
Company Contributions	$ 30	$ 28		$ 26